Related Party Transactions (Detail) ¥ in Millions, $ in Millions		Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Amounts due from related parties, current:
Amounts due from related parties, current		¥ 1,637	$ 232	¥ 1,594
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		3,585	507	3,564
Amounts due to related parties, current:
Amounts due to related parties, current		2,850	403	2,231
Amounts due to related parties, non-current:
Amounts due to related parties, non-current		3,853	545	3,846
Trip
Amounts due from related parties, current:
Amounts due from related parties, current	[1]	57	8	96
Amounts due to related parties, current:
Amounts due to related parties, current	[2]	80	11	49
Du Xiaoman
Amounts due from related parties, current:
Amounts due from related parties, current	[3]	839	119	737
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[3]	3,395	481	3,391
Amounts due to related parties, current:
Amounts due to related parties, current	[4]	964	136	973
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[5]	3,480	493	3,430
Other Related Parties
Amounts due from related parties, current:
Amounts due from related parties, current	[6]	216	31	301
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	[7]	190	26	173
Amounts due to related parties, current:
Amounts due to related parties, current	[8]	1,101	156	484
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[9]	4	1	6
Investee A [Member]
Amounts due from related parties, current:
Amounts due from related parties, current	[10]	346	49	345
Amounts due to related parties, current:
Amounts due to related parties, current	[11]	527	75	476
Investee B [Member]
Amounts due to related parties, current:
Amounts due to related parties, current	[12]	178	25	249
Amounts due to related parties, non-current:
Amounts due to related parties, non-current	[12]	369	51	410
Investee C [Member]
Amounts due from related parties, current:
Amounts due from related parties, current	[13]	¥ 179	$ 25	¥ 115

[1]	The balances mainly represent amounts arising from services the Company provided to Trip.
[2]	The balances mainly represent amounts arising from services provided by Trip.
[3]	The balance represents long-term loans due from Du Xiaoman with interest rates ranging from 0.00% to 0.50% in 2020, and amounts arising from services the Company provided to Du Xiaoman.
[4]	The balance represents amount due to Du Xiaoman arising from services provided by Du Xiaoman to the Company in the ordinary course of business and for other unsettled payments, and loans provided by Du Xiaoman.
[5]	The balance represents mainly interest-free long-term loans provided by Du Xiaoman maturing at November 13, 2021 and August 24, 2023, respectively.
[6]	The balances mainly represent amounts arising from services the Company provided to its investees in ordinary course of business.
[7]	The balance consists of amount due from the Company’s investees in the ordinary course of business.
[8]	The balances mainly represent amounts arising from services including advertising services and purchase of content assets provided by the Company’s investees and amounts payable for acquiring the equity interest of the Company’s investees.
[9]	The balance represents mainly deferred revenue relating to the future services to be provided by the Company to investees.
[10]	The balances mainly represent an interest-bearing loan provided to Investee A, which is an equity investee.As of June 30,the Company is in the process of acquiring the equity interest that it does not currently own for approximately US$224 million. The acquisition transaction is completed on July 16, 2020 and Investee A became a subsidiary of the Company.
[11]	The balances mainly represent amounts arising from hardware products purchased from Investee A, and an interest-bearing loan provided by the Investee A.
[12]	The balances mainly represent deferred revenue relating to the future services to be provided by the Company to Investee B which is an equity method investment investee.
[13]	The balances mainly represent amount arising from services including online marketing services and cloud services the Company provided to its Investee C.